Note 30 - Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Accumulated other comprehensive income abstract
Accumulated Other Comprehensive Income Explanatory

30. Accumulated other comprehensive income (loss)

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Accumulated other comprehensive income (Millions of Euros)
	Notes	2019	2018	2017(*)
Items that will not be reclassified to profit or loss		(1,875)	(1,284)	(1,183)
Actuarial gains (losses) on defined benefit pension plans		(1,498)	(1,245)	(1,183)
Non-current assets and disposal groups classified as held for sale		2	-	-
Fair value changes of equity instruments measured at fair value through other comprehensive income	13.4	(403)	(155)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		24	116
Items that may be reclassified to profit or loss		(5,359)	(5,932)	(5,755)
Hedge of net investments in foreign operations (effective portion)		(896)	(218)	1
Foreign currency translation		(6,161)	(6,643)	(7,297)
Hedging derivatives. Cash flow hedges (effective portion)		(44)	(6)	(34)
Financial assets available for sale				1,641
Fair value changes of debt instruments measured at fair value through other comprehensive income	13.4	1,760	943
Non-current assets and disposal groups classified as held for sale		(18)	1	(26)
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		1	(9)	(40)
Total		(7,235)	(7,215)	(6,939)

(*) See Note 1.3

The balances recognized under these headings are presented net of tax.